Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2023, and 2022 are as follows:

	Underlying Asset	Type of Settlement	12.31.23(*)	12.31.22(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	1,315,176,943	1,074,561,648
Sales	Foreign currency	Daily difference	1,190,813,420	839,184,496
Customers´ Purchases	Foreign currency	Daily difference	169,536,226	100,834,746
Customers´ Sales	Foreign currency	Daily difference	110,142,788	492,465,153
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	47,506,423	—
Forward Sales	Government Securities	With delivery of the underlying asset	2,430,613,895	792,183,168
Options
Put options taken	Government Securities	With delivery of the underlying asset	4,967,096,020	1,574,482,036
Put options taken	Foreign currency	With delivery of the underlying asset	—	234,022,078
(*)Notional values.